Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.6%
Cadre Holdings, Inc.	29,203	$ 1,108,254
Curtiss-Wright Corp.	23,223	7,633,168
Leonardo DRS, Inc. (A)	117,941	3,328,295
Loar Holdings, Inc. (A)(B)	10,054	749,928
Moog, Inc., Class A	2,019	407,878
Woodward, Inc.	27,756	4,760,431
		17,987,954
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (A)	42,896	2,233,595
Automobile Components - 0.5%
Patrick Industries, Inc.	17,591	2,504,431
Visteon Corp. (A)	9,647	918,780
		3,423,211
Banks - 1.0%
Bancorp, Inc. (A)	49,274	2,636,159
First BanCorp	113,138	2,395,131
ServisFirst Bancshares, Inc.	18,964	1,525,654
		6,556,944
Beverages - 0.8%
Coca-Cola Consolidated, Inc.	4,037	5,314,307
Biotechnology - 11.4%
ACADIA Pharmaceuticals, Inc. (A)	25,452	391,452
ADMA Biologics, Inc. (A)	120,600	2,410,794
Agios Pharmaceuticals, Inc. (A)	27,085	1,203,387
Akero Therapeutics, Inc. (A)	24,238	695,388
Alkermes PLC (A)	81,540	2,282,305
Amicus Therapeutics, Inc. (A)	68,646	733,139
Arcellx, Inc. (A)	15,000	1,252,650
Avidity Biosciences, Inc. (A)	61,043	2,803,705
Biohaven Ltd. (A)	57,869	2,891,714
Blueprint Medicines Corp. (A)	29,039	2,686,108
Bridgebio Pharma, Inc. (A)	45,785	1,165,686
Catalyst Pharmaceuticals, Inc. (A)	73,585	1,462,870
Celldex Therapeutics, Inc. (A)	23,479	798,051
Crinetics Pharmaceuticals, Inc. (A)	44,187	2,257,956
Cytokinetics, Inc. (A)	48,939	2,583,979
Day One Biopharmaceuticals, Inc. (A)	20,533	286,025
Denali Therapeutics, Inc. (A)	46,043	1,341,233
Disc Medicine, Inc. (A)	10,435	512,776
Dyne Therapeutics, Inc. (A)	25,500	915,960
Exact Sciences Corp. (A)	32,892	2,240,603
Exelixis, Inc. (A)	106,275	2,757,836
Halozyme Therapeutics, Inc. (A)	73,616	4,213,780
Ideaya Biosciences, Inc. (A)	35,166	1,114,059
IGM Biosciences, Inc. (A)(B)	13,760	227,590
Immunovant, Inc. (A)	14,081	401,449
Insmed, Inc. (A)	78,632	5,740,136
Intellia Therapeutics, Inc. (A)	24,333	500,043
Ionis Pharmaceuticals, Inc. (A)	46,582	1,866,075
Iovance Biotherapeutics, Inc. (A)	70,244	659,591
Keros Therapeutics, Inc. (A)	18,985	1,102,459
Krystal Biotech, Inc. (A)	9,063	1,649,738
Kymera Therapeutics, Inc. (A)	43,263	2,047,638
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc., ADR (A)(B)	4,991	$ 1,059,190
Merus NV (A)	13,621	680,505
Mirum Pharmaceuticals, Inc. (A)	10,200	397,800
Monte Rosa Therapeutics, Inc. (A)(B)	42,100	223,130
MoonLake Immunotherapeutics (A)	23,932	1,206,651
Natera, Inc. (A)	15,053	1,910,978
Neurocrine Biosciences, Inc. (A)	12,561	1,447,278
Nurix Therapeutics, Inc. (A)	36,030	809,594
Nuvalent, Inc., Class A (A)	12,234	1,251,538
Praxis Precision Medicines, Inc. (A)	11,600	667,464
Prothena Corp. PLC (A)	30,729	514,096
PTC Therapeutics, Inc. (A)	32,517	1,206,381
Relay Therapeutics, Inc. (A)	30,082	212,981
Replimune Group, Inc. (A)	106,130	1,163,185
REVOLUTION Medicines, Inc. (A)	30,200	1,369,570
Rhythm Pharmaceuticals, Inc. (A)	14,543	761,908
Rocket Pharmaceuticals, Inc. (A)	24,334	449,449
Scholar Rock Holding Corp. (A)(B)	54,380	435,584
Soleno Therapeutics, Inc. (A)	4,000	201,960
SpringWorks Therapeutics, Inc. (A)	16,059	514,530
Ultragenyx Pharmaceutical, Inc. (A)	27,364	1,520,070
Vaxcyte, Inc. (A)	33,034	3,774,795
Vera Therapeutics, Inc. (A)	37,695	1,666,119
Xencor, Inc. (A)	40,346	811,358
		77,452,289
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	11,300	1,098,360
Building Products - 3.4%
AAON, Inc.	25,247	2,722,637
AZEK Co., Inc. (A)	91,745	4,293,666
Builders FirstSource, Inc. (A)	7,237	1,402,965
CSW Industrials, Inc.	11,983	4,390,451
Griffon Corp.	23,043	1,613,010
Simpson Manufacturing Co., Inc.	22,460	4,295,924
UFP Industries, Inc.	32,904	4,317,334
		23,035,987
Capital Markets - 1.5%
Blue Owl Capital, Inc.	147,670	2,858,891
Donnelley Financial Solutions, Inc. (A)	32,354	2,129,864
Hamilton Lane, Inc., Class A	10,104	1,701,413
LPL Financial Holdings, Inc.	5,378	1,251,084
StoneX Group, Inc. (A)	25,517	2,089,332
		10,030,584
Chemicals - 1.9%
Axalta Coating Systems Ltd. (A)	82,848	2,998,269
Balchem Corp.	13,171	2,318,096
Cabot Corp.	26,199	2,928,262
Element Solutions, Inc.	74,878	2,033,687
Olin Corp.	42,940	2,060,261
RPM International, Inc.	7,800	943,800
		13,282,375
Commercial Services & Supplies - 2.0%
Brink's Co.	25,387	2,935,753
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A (A)	43,049	$ 4,282,945
Clean Harbors, Inc. (A)	15,556	3,760,041
MSA Safety, Inc.	13,957	2,475,134
		13,453,873
Communications Equipment - 0.1%
Extreme Networks, Inc. (A)	39,706	596,781
Construction & Engineering - 2.0%
API Group Corp. (A)	123,077	4,064,003
Comfort Systems USA, Inc.	3,387	1,322,116
Dycom Industries, Inc. (A)	4,400	867,240
EMCOR Group, Inc.	5,574	2,399,774
Sterling Infrastructure, Inc. (A)	13,900	2,015,778
WillScot Holdings Corp. (A)	75,374	2,834,062
		13,502,973
Construction Materials - 0.6%
Eagle Materials, Inc.	14,399	4,141,872
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores, Inc.	7,370	2,768,983
Performance Food Group Co. (A)	30,690	2,405,175
Sprouts Farmers Market, Inc. (A)	58,533	6,462,628
		11,636,786
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	19,650	581,443
Distributors - 0.3%
Pool Corp.	5,302	1,997,794
Diversified Consumer Services - 2.5%
Bright Horizons Family Solutions, Inc. (A)	26,529	3,717,509
Duolingo, Inc. (A)	11,834	3,337,425
Grand Canyon Education, Inc. (A)	16,330	2,316,410
H&R Block, Inc.	49,533	3,147,822
Laureate Education, Inc.	74,588	1,238,907
Stride, Inc. (A)	38,106	3,250,823
		17,008,896
Diversified Telecommunication Services - 0.4%
GCI Liberty, Inc. (A)(C)(D)(E)	66,048	0
Iridium Communications, Inc.	79,993	2,435,787
		2,435,787
Electrical Equipment - 0.8%
Atkore, Inc.	17,348	1,470,070
NEXTracker, Inc., Class A (A)	14,200	532,216
Vertiv Holdings Co.	33,825	3,365,249
		5,367,535
Electronic Equipment, Instruments & Components - 3.5%
Advanced Energy Industries, Inc.	18,457	1,942,415
Belden, Inc.	32,549	3,812,464
ePlus, Inc. (A)	8,000	786,720
Fabrinet (A)	24,083	5,694,184
Littelfuse, Inc.	2,970	787,792
Novanta, Inc. (A)	25,743	4,605,938
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc. (A)	7,091	$ 3,103,447
Vontier Corp.	93,174	3,143,691
Zebra Technologies Corp., Class A (A)	696	257,743
		24,134,394
Energy Equipment & Services - 1.8%
Expro Group Holdings NV (A)	34,500	592,365
Liberty Energy, Inc.	51,400	981,226
Noble Corp. PLC	25,363	916,619
TechnipFMC PLC	120,682	3,165,489
Tidewater, Inc. (A)	22,946	1,647,293
Weatherford International PLC	58,255	4,947,015
		12,250,007
Entertainment - 0.9%
Endeavor Group Holdings, Inc., Class A (B)	109,868	3,137,830
TKO Group Holdings, Inc. (A)	24,014	2,970,772
		6,108,602
Financial Services - 1.6%
Euronet Worldwide, Inc. (A)	21,265	2,110,126
EVERTEC, Inc.	37,474	1,269,994
Mr Cooper Group, Inc. (A)	33,500	3,088,030
Payoneer Global, Inc. (A)	408,527	3,076,208
Shift4 Payments, Inc., Class A (A)(B)	12,541	1,111,133
		10,655,491
Food Products - 0.9%
Post Holdings, Inc. (A)	33,680	3,898,460
Simply Good Foods Co. (A)	35,992	1,251,442
Vital Farms, Inc. (A)	23,300	817,131
		5,967,033
Ground Transportation - 1.1%
ArcBest Corp.	3,200	347,040
Landstar System, Inc.	6,844	1,292,627
Saia, Inc. (A)	8,408	3,676,482
XPO, Inc. (A)	18,175	1,953,994
		7,270,143
Health Care Equipment & Supplies - 3.9%
CONMED Corp.	7,860	565,291
Globus Medical, Inc., Class A (A)	58,882	4,212,418
Haemonetics Corp. (A)	17,451	1,402,711
Inari Medical, Inc. (A)	8,242	339,900
Lantheus Holdings, Inc. (A)	43,630	4,788,393
LeMaitre Vascular, Inc.	16,158	1,500,917
Merit Medical Systems, Inc. (A)	43,882	4,336,858
Penumbra, Inc. (A)	6,925	1,345,597
PROCEPT BioRobotics Corp. (A)	13,226	1,059,667
STERIS PLC	11,015	2,671,578
TransMedics Group, Inc. (A)	14,912	2,341,184
UFP Technologies, Inc. (A)	6,700	2,121,890
		26,686,404
Health Care Providers & Services - 5.2%
Addus HomeCare Corp. (A)	12,590	1,674,848
CorVel Corp. (A)	12,506	4,088,086
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.	59,551	$ 5,755,009
Ensign Group, Inc.	46,131	6,634,560
Guardant Health, Inc. (A)	36,171	829,763
Molina Healthcare, Inc. (A)	11,833	4,077,178
NeoGenomics, Inc. (A)	21,396	315,591
Option Care Health, Inc. (A)	141,378	4,425,131
RadNet, Inc. (A)	17,256	1,197,394
Select Medical Holdings Corp.	43,562	1,519,007
Tenet Healthcare Corp. (A)	29,765	4,946,943
		35,463,510
Health Care Technology - 0.1%
Evolent Health, Inc., Class A (A)	34,800	984,144
Hotels, Restaurants & Leisure - 4.4%
Bloomin' Brands, Inc.	33,186	548,565
Boyd Gaming Corp.	48,807	3,155,372
Cava Group, Inc. (A)	13,046	1,615,747
Choice Hotels International, Inc. (B)	11,679	1,521,774
Churchill Downs, Inc.	17,890	2,418,907
Domino's Pizza, Inc.	5,354	2,302,970
Hilton Grand Vacations, Inc. (A)	30,328	1,101,513
Light & Wonder, Inc. (A)	46,169	4,188,913
Red Rock Resorts, Inc., Class A	14,783	804,786
Texas Roadhouse, Inc.	15,601	2,755,137
Travel & Leisure Co.	19,756	910,356
United Parks & Resorts, Inc. (A)	14,532	735,319
Wingstop, Inc.	15,939	6,631,899
Wynn Resorts Ltd.	12,320	1,181,242
		29,872,500
Household Durables - 2.2%
Cavco Industries, Inc. (A)	5,818	2,491,500
Champion Homes, Inc. (A)	20,710	1,964,344
Green Brick Partners, Inc. (A)	29,237	2,441,874
Installed Building Products, Inc.	11,310	2,785,314
Tempur Sealy International, Inc.	69,960	3,819,816
TopBuild Corp. (A)	3,701	1,505,604
		15,008,452
Independent Power & Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	19,813	1,524,412
Industrial REITs - 0.5%
First Industrial Realty Trust, Inc.	33,374	1,868,276
Rexford Industrial Realty, Inc.	18,573	934,408
Terreno Realty Corp.	12,927	863,911
		3,666,595
Insurance - 2.3%
Baldwin Insurance Group, Inc., Class A (A)	18,134	903,073
Bowhead Specialty Holdings, Inc. (A)	7,855	220,019
Kinsale Capital Group, Inc.	1,849	860,839
Oscar Health, Inc., Class A (A)	86,500	1,834,665
Palomar Holdings, Inc. (A)	14,838	1,404,714
Primerica, Inc.	13,609	3,608,426
RLI Corp.	13,330	2,065,883
Ryan Specialty Holdings, Inc.	37,011	2,457,160
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Skyward Specialty Insurance Group, Inc. (A)	40,546	$ 1,651,439
TWFG, Inc. (A)	13,967	378,785
		15,385,003
Interactive Media & Services - 0.1%
Cars.com, Inc. (A)	42,321	709,300
IT Services - 0.8%
ASGN, Inc. (A)	18,837	1,756,174
Gartner, Inc. (A)	2,783	1,410,313
Globant SA (A)	8,536	1,691,323
Kyndryl Holdings, Inc. (A)	30,530	701,579
		5,559,389
Leisure Products - 0.5%
Brunswick Corp.	10,492	879,439
Mattel, Inc. (A)	124,894	2,379,231
		3,258,670
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc., Class A (A)	32,289	729,085
Charles River Laboratories International, Inc. (A)	6,065	1,194,623
Medpace Holdings, Inc. (A)	3,976	1,327,189
Repligen Corp. (A)	14,246	2,120,090
West Pharmaceutical Services, Inc.	2,388	716,782
		6,087,769
Machinery - 4.3%
Atmus Filtration Technologies, Inc.	76,600	2,874,798
Crane Co.	19,276	3,051,005
Esab Corp.	14,234	1,513,217
Federal Signal Corp.	41,943	3,919,993
Kadant, Inc.	12,125	4,098,250
Lincoln Electric Holdings, Inc.	13,467	2,585,933
RBC Bearings, Inc. (A)	6,553	1,961,837
SPX Technologies, Inc. (A)	29,976	4,779,973
Toro Co.	5,166	448,047
Watts Water Technologies, Inc., Class A	19,222	3,982,606
		29,215,659
Marine Transportation - 0.2%
Kirby Corp. (A)	11,300	1,383,459
Media - 0.4%
Nexstar Media Group, Inc.	15,436	2,552,342
Thryv Holdings, Inc. (A)	26,965	464,607
		3,016,949
Metals & Mining - 1.0%
Alpha Metallurgical Resources, Inc.	6,513	1,538,240
ATI, Inc. (A)	65,299	4,369,156
Warrior Met Coal, Inc.	14,500	926,550
		6,833,946
Oil, Gas & Consumable Fuels - 2.6%
Centrus Energy Corp., Class A (A)	14,157	776,511
CNX Resources Corp. (A)	64,665	2,106,139
CONSOL Energy, Inc.	15,700	1,643,005
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Dorian LPG Ltd.	13,600	$ 468,112
Gulfport Energy Corp. (A)	6,900	1,044,315
Matador Resources Co.	55,408	2,738,263
PBF Energy, Inc., Class A	7,246	224,264
Permian Resources Corp.	92,500	1,258,925
Range Resources Corp.	29,809	916,925
SM Energy Co.	46,222	1,847,493
Southwestern Energy Co. (A)	166,128	1,181,170
Viper Energy, Inc.	75,424	3,402,377
		17,607,499
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	42,158	4,530,299
Personal Care Products - 0.9%
BellRing Brands, Inc. (A)	51,870	3,149,547
elf Beauty, Inc. (A)	16,530	1,802,266
Inter Parfums, Inc.	6,736	872,177
		5,823,990
Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc. (A)	32,219	1,563,588
Arvinas, Inc. (A)	29,437	725,034
Intra-Cellular Therapies, Inc. (A)	36,937	2,702,680
Longboard Pharmaceuticals, Inc. (A)	13,800	459,954
Pliant Therapeutics, Inc. (A)	34,651	388,438
Prestige Consumer Healthcare, Inc. (A)	24,272	1,750,011
		7,589,705
Professional Services - 4.0%
Booz Allen Hamilton Holding Corp.	25,798	4,198,883
Broadridge Financial Solutions, Inc., ADR	8,397	1,805,607
CACI International, Inc., Class A (A)	10,409	5,251,965
CBIZ, Inc. (A)	44,520	2,995,751
ExlService Holdings, Inc. (A)	100,472	3,833,007
First Advantage Corp. (A)	39,501	784,095
FTI Consulting, Inc. (A)	14,558	3,312,818
TriNet Group, Inc.	12,884	1,249,361
Verra Mobility Corp. (A)	141,956	3,947,796
		27,379,283
Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	15,490	1,105,057
Semiconductors & Semiconductor Equipment - 4.3%
Axcelis Technologies, Inc. (A)	30,998	3,250,140
Cirrus Logic, Inc. (A)	22,096	2,744,544
Diodes, Inc. (A)	35,994	2,306,855
Entegris, Inc.	9,552	1,074,887
FormFactor, Inc. (A)	30,805	1,417,030
Kulicke & Soffa Industries, Inc.	21,727	980,539
MACOM Technology Solutions Holdings, Inc. (A)	28,823	3,206,847
MKS Instruments, Inc.	16,824	1,828,937
Monolithic Power Systems, Inc.	2,858	2,642,221
Onto Innovation, Inc. (A)	25,900	5,375,804
Photronics, Inc. (A)	58,177	1,440,463
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc. (A)	58,376	$ 2,464,635
Veeco Instruments, Inc. (A)	26,700	884,571
		29,617,473
Software - 8.8%
A10 Networks, Inc.	73,096	1,055,506
ACI Worldwide, Inc. (A)	48,753	2,481,528
Agilysys, Inc. (A)	23,167	2,524,508
Appfolio, Inc., Class A (A)	5,143	1,210,662
Blackbaud, Inc. (A)	22,498	1,905,131
Box, Inc., Class A (A)	49,582	1,622,819
Braze, Inc., Class A (A)	10,400	336,336
CommVault Systems, Inc. (A)	22,397	3,445,778
Descartes Systems Group, Inc. (A)	47,508	4,891,424
DoubleVerify Holdings, Inc. (A)	100,756	1,696,731
Dynatrace, Inc. (A)	23,231	1,242,162
Envestnet, Inc. (A)(B)	12,900	807,798
Fair Isaac Corp. (A)	1,839	3,574,133
Fortinet, Inc. (A)	22,661	1,757,360
Informatica, Inc., Class A (A)	26,672	674,268
Manhattan Associates, Inc. (A)	12,121	3,410,607
MARA Holdings, Inc. (A)(B)	22,700	368,194
MicroStrategy, Inc., Class A (A)(B)	5,620	947,532
Nutanix, Inc., Class A (A)	55,063	3,262,483
PTC, Inc. (A)	12,811	2,314,435
Q2 Holdings, Inc. (A)	43,887	3,500,866
Qualys, Inc. (A)	12,539	1,610,760
Rapid7, Inc. (A)	14,773	589,295
Sapiens International Corp. NV	46,334	1,726,868
Smartsheet, Inc., Class A (A)	50,871	2,816,219
SPS Commerce, Inc. (A)	22,212	4,312,904
Tenable Holdings, Inc. (A)	33,913	1,374,155
Tyler Technologies, Inc. (A)	3,001	1,751,744
Zeta Global Holdings Corp., Class A (A)	94,586	2,821,500
		60,033,706
Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A (A)	27,554	3,854,805
Academy Sports & Outdoors, Inc.	22,555	1,316,310
Asbury Automotive Group, Inc. (A)	7,121	1,698,999
Carvana Co. (A)	12,476	2,172,196
Dick's Sporting Goods, Inc.	9,646	2,013,120
Group 1 Automotive, Inc.	5,000	1,915,200
Murphy USA, Inc.	13,283	6,546,792
Valvoline, Inc. (A)	49,603	2,075,886
		21,593,308
Technology Hardware, Storage & Peripherals - 0.0% (F)
Pure Storage, Inc., Class A (A)	6,349	318,974
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (A)	9,797	1,418,704
Deckers Outdoor Corp. (A)	19,038	3,035,609
		4,454,313
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	4,000	892,520
Boise Cascade Co.	15,900	2,241,582
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Core & Main, Inc., Class A (A)	25,635	$ 1,138,194
FTAI Aviation Ltd.	50,695	6,737,366
Herc Holdings, Inc.	4,829	769,887
SiteOne Landscape Supply, Inc. (A)	17,163	2,590,068
Watsco, Inc.	3,378	1,661,571
		16,031,188
Total Common Stocks (Cost $512,545,474)		678,265,972
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (G)	4,451,401	4,451,401
Total Other Investment Company (Cost $4,451,401)		4,451,401

Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp.,
2.10% (G), dated 09/30/2024, to be
repurchased at $3,274,285 on 10/01/2024.
Collateralized by a U.S. Government
Obligation, 4.88%, due 04/30/2026, and
with a value of $3,339,762.
$ 3,274,094	$ 3,274,094
Total Repurchase Agreement (Cost $3,274,094)	3,274,094
Total Investments (Cost $520,270,969)	685,991,467
Net Other Assets (Liabilities) - (0.8)%	(5,267,198)
Net Assets - 100.0%	$ 680,724,269
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$678,265,972	$—	$0	$678,265,972
Other Investment Company	4,451,401	—	—	4,451,401
Repurchase Agreement	—	3,274,094	—	3,274,094
Total Investments	$682,717,373	$3,274,094	$0	$685,991,467
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $10,186,815, collateralized by cash collateral of $4,451,401 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,969,989. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2024, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(E)	Security deemed worthless.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at September 30, 2024.
(H)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Level 3 securities were not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica T. Rowe Price Small Cap VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust